Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following tables include results for the Company’s revenue and income (loss) from operations by segment for the years ended December 31, 2020, 2019 and 2018:

Year Ended December 31, 2020	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	879,442	6,992	886,434
Voyage expenses	(297,225)	—	(297,225)
Vessel operating expenses	(178,293)	(5,940)	(184,233)
Time-charter hire expenses	(36,341)	—	(36,341)
Depreciation and amortization	(116,719)	(493)	(117,212)
General and administrative expenses (2)	(38,379)	(627)	(39,006)
(Write-down) and (loss) gain on sale of assets	(72,527)	3,081	(69,446)
Restructuring charges	(1,398)	—	(1,398)
Income from operations	138,560	3,013	141,573
Equity income	5,100	—	5,100

Year Ended December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	913,816	30,101	943,917
Voyage expenses	(402,294)	—	(402,294)
Vessel operating expenses	(184,320)	(24,281)	(208,601)
Time-charter hire expenses	(43,189)	—	(43,189)
Depreciation and amortization	(121,126)	(2,876)	(124,002)
General and administrative expenses (2)	(34,904)	(1,500)	(36,404)
Write-down and loss on sale of vessels	(5,544)	—	(5,544)
Income from operations	122,439	1,444	123,883
Equity income	2,345	—	2,345

Year Ended December 31, 2018	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	750,769	25,724	776,493
Voyage expenses	(381,306)	—	(381,306)
Vessel operating expenses	(187,523)	(21,608)	(209,131)
Time-charter hire expenses	(19,538)	—	(19,538)
Depreciation and amortization	(114,930)	(3,584)	(118,514)
General and administrative expenses (2)	(38,195)	(1,580)	(39,775)
Gain on sale of vessel	170	—	170
Restructuring charges	(348)	(847)	(1,195)
Income (loss) from operations	9,099	(1,895)	7,204
Equity income	1,220	—	1,220
(1)Revenues earned from the ship-to-ship transfer segment are reflected in other revenues in the Company's consolidated statements of income (loss).
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources) (note 14b).
Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheet as at December 31, 2019, when the Company had more than one reportable segment, is as follows:

As at December 31, 2019 $
Tanker	2,114,451
Ship-to-Ship Transfer	26,201
Cash and cash equivalents	88,824
Total assets	2,229,476